Borrowings - Notes to borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022	Aug. 19, 2022	Jul. 29, 2022	Jul. 08, 2022	Jun. 30, 2022	Feb. 21, 2022	Nov. 12, 2021	Nov. 04, 2021	Oct. 28, 2021
Borrowings
Outstanding	$ 1,158,071	$ 1,333,237		$ 1,465,437
Notes
Borrowings
Outstanding	860,100	940,900
Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Outstanding						$ 10,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Interest rate												8.50%
Outstanding												$ 208,900
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Outstanding											$ 62,000
ACI
Borrowings
Outstanding										$ 8,500
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2034
Borrowings
Nominal value	$ 246,200	$ 246,200
Interest rate	6.875%	6.875%
Outstanding	$ 237,200	$ 235,900
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2032
Borrowings
Nominal value	$ 14,600	$ 14,600
Interest rate	6.875%	6.875%
Outstanding	$ 10,400	$ 11,400
ACI | Class 10 Notes, Fixed 0.000 Percent, Matures in 2025
Borrowings
Interest rate		0.00%
CAI | Secured notes, fixed 4.556%, matures in 2024
Borrowings
Nominal value		$ 71,800
Interest rate		4.556%
Outstanding		$ 67,700
AA2000 | Senior secured guarantee notes, fixed 6.875%, matures in 2027
Borrowings
Nominal value	$ 212,300	$ 212,300
Interest rate	6.875%	6.875%
Outstanding	$ 44,500	$ 67,800
AA2000 | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value	$ 208,900	$ 208,900
Interest rate	8.50%	8.50%
Outstanding	$ 209,100	$ 208,600
AA2000 | Class 1 Series 2021 Notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value	$ 64,000	$ 64,000
Interest rate	8.50%	8.50%
Outstanding	$ 61,700	$ 61,200
AA2000 | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Nominal value	$ 62,000	$ 62,000
Interest rate	9.50%	9.50%
Outstanding	$ 61,400	$ 60,700
AA2000 | Class 5 Notes, fixed 5.500%, matures in 2032
Borrowings
Nominal value	$ 138,000	$ 138,000					$ 20,000		$ 138,000
Interest rate	5.50%	5.50%
Outstanding	$ 138,400	$ 138,300
AA2000 | Class 6 Notes, fixed 2.000%, matures in 2025
Borrowings
Nominal value	$ 36,000	$ 36,000							$ 36,000
Interest rate	2.00%	2.00%
Outstanding	$ 27,200	$ 34,400
AA2000 | Class 11 Notes, Fixed 5.500 Percent, Matures in December 2026
Borrowings
Nominal value	$ 28,800
Interest rate	5.50%
Outstanding	$ 28,600
AA2000 | Class 9 Notes, Fixed 0.000 Percent, Matures in 2026
Borrowings
Nominal value	$ 30,000	$ 30,000	$ 2,700		$ 30,000
Interest rate	0.00%	0.00%
Outstanding	$ 23,100	$ 30,400						$ 2,000
AA2000 | Class 10 Notes, Fixed 0.000 Percent, Matures in 2025
Borrowings
Nominal value	$ 25,000	25,000	$ 25,000
Interest rate	0.00%
Outstanding	$ 18,500	$ 24,500